Investments - Additional Information (Narrative) (Details)		1 Months Ended	12 Months Ended
		Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Aug. 31, 2023 USD ($)	Apr. 01, 2023 USD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)	Jan. 01, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost			$ 1,600,000	$ 2,900,000
Investment in the period			400,000	2,000,000.0
Equity method investment, aggregate cost			7,600,000	6,200,000	$ 3,900,000
Other Investments	[1]		209,300,000	221,300,000
Investment in Multiline reinsurer			0	0
Investment funded			0
Available-for-sale investment, allowance for credit loss, increase (decrease)			$ (3,600,000)	$ 200,000
Number of Securities | security			950	1,166
Available-for-sale securities, unrealized loss position			$ 221,800,000	$ 339,000,000.0
External Credit Rating, Non Investment Grade
Gain (Loss) on Securities [Line Items]
Available-for-sale securities, unrealized loss position			1,200,000
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			4,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			4,000,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			6,900,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			1,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment			2,200,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			117,100,000	134,600,000
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Other Investments			23,900,000	25,300,000
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			209,300,000	221,300,000
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			274,900,000	312,100,000
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading			84,800,000	106,900,000
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading			475,000,000.0	533,000,000.0
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			39,800,000	40,600,000
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			10,800,000	8,200,000
Managed Lending Fund (Dec 2020) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			15,900,000	12,700,000
Pledge Accounts, Custodian Bank (April 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			1,700,000	1,300,000
Managed Debt Fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			100,000	0
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 800,000	0	400,000
Equity method investment, aggregate cost			1,000,000.0	800,000	500,000
Gross realized and unrealized gains (loss)			200,000	0	100,000
Investment in Multiline reinsurer			0	0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period			0	0
Equity method investment, ownership percentage														49.00%
Equity method investment, aggregate cost			200,000	200,000	200,000									$ 2,300,000
Investment in Multiline reinsurer			0	0
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period			400,000	1,600,000
Equity method investment, aggregate cost			6,400,000	5,200,000	3,200,000
Other Investments												$ 5,000,000
Gross realized and unrealized gains (loss)			800,000	(400,000)	$ 200,000
Investment in Multiline reinsurer			$ 0	$ 0
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted assets									$ 10,000,000	$ 20,000,000			$ 100,000,000
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets									$ 30,000,000
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets								$ 15,000,000
Limited Partner | Managed lending fund
Gain (Loss) on Securities [Line Items]
Restricted assets							$ 2,800,000				$ 10,500,000
Limited Partner | Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 7,000,000

[1]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.